Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Revenue from Contract with Customer, Including Assessed Tax	$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(40,333)	(57,474)	(96,388)
Retained Earnings (Accumulated Deficit), Ending Balance	(216,845)	(178,760)
Net Cash Provided by (Used in) Operating Activities, Total	(48,162)	(39,955)	(28,796)
Net Current Assets	30,809
Cash and Cash Equivalents, at Carrying Value, Ending Balance	35,933	3,889	$ 27,481		$ 11,687
Operating Lease, Liability, Total	2,472
Operating Lease, Right-of-Use Asset	2,538			$ 3,188
Long-term Debt, Total	1,436
Long-term Debt, Fair Value	$ 1,373
Number of Reportable Segments	1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in shares)	335,900
Depreciation of RMB Against U.S. Dollar, Percent	1.30%	5.70%	6.50%
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total				3,169
Operating Lease, Right-of-Use Asset				3,188
Prepaid Rent				$ 19